United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-10573

                  Alliance National Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


Alliance
National Municipal
Income Fund

Semi-Annual Report
April 30, 2003


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management

Investment Products Offered
============================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
============================

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 9, 2003

Semi-Annual Report
This report provides management's discussion of fund performance for Alliance National Municipal Income Fund's (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies
The Fund is a closed-end management investment company designed for investors who seek high current income exempt from regular federal income tax. The Fund normally invests at least 75% of its assets in investment grade municipal securities.

Investment Results
The following table provides performance data for the Fund and its benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended April 30, 2003. For comparison, returns for the Lipper General & Leveraged Municipal Debt Funds Average are also included.


  INVESTMENT RESULTS*
  Periods Ended April 30, 2003

                                                     ===========================
                                                              Returns
                                                     ===========================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   Alliance National Municipal Income Fund (NAV)      5.67%             14.22%
--------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index               3.59%              8.49%
--------------------------------------------------------------------------------
   Lipper General & Leveraged Municipal Debt
   Funds Average                                      5.24%              10.27%
--------------------------------------------------------------------------------

  *The Fund's investment results are for the periods shown and are based on the Fund's net asset value (NAV) as of April 30, 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

   The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. The Lipper General & Leveraged Municipal Debt Funds Average is comprised of leveraged closed-end funds with generally similar investment objectives to Alliance National Municipal Income Fund. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance National Municipal Income Fund.

Investment Results
For the past six months ended April 30, 2003, the municipal bond market posted positive returns. The Fund generated a positive return as well, outperforming its benchmark, the Lehman Brothers Municipal Bond Index, as well as the Lipper General & Leverage Municipal Debt Funds Average. The Fund's outperformance in comparison to its Lipper peer group can be attributed to its relatively high average credit quality.

Over the past 12 months, municipal bond yields declined substantially. This resulted in strong positive price performance for the municipal bond market. The Fund also generated a positive rate of return over this period. For the 12 months, the Fund outperformed both


--------------------------------------------------------------------------------
                                     ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 1
the Lehman Brothers Municipal Bond Index and the Lipper General & Leveraged Municipal Debt Funds Average. Once again, the Fund's relatively strong performance is attributable to the Fund's higher average credit quality. In addition, the Fund's performance was aided by the advance refunding of a 2.5% position, Alabama's Jefferson County Sewer Revenue. An advance refunding results in the bond becoming secured by U.S. government securities, and its effective maturity date becomes the same as the first call date. These two modifications result in a substantial increase in bond price.

Market Review and Investment Strategy
The pace of municipal issuance continues to be quite strong. Year-to-date issuance has totaled $145.6 billion--an increase of almost 14% from the same period in 2002. This high level of issuance has impaired municipal price performance relative to the taxable bond market. State and local governments are currently mired in their worst financial crises in decades. Policy makers are debating how much to cut expenses and raise taxes to close their projected budget shortfalls. The Center on Budget and Policy Priorities estimates that states' collective projected budget deficits could reach $85 billion in fiscal year 2004. Two states, California and Oregon, were recently downgraded by Moody's Investors Service, and 16 more continue to have "negative" outlooks, meaning they are at risk for being downgraded, as well. The Fund has minimal general obligation exposure and, therefore, has generally been sheltered from the recent credit spread widening affecting these bonds.

Investment activity over the past six months focused on improving the credit quality of the Fund. The Fund's exposure to the health care and tobacco settlement sectors was reduced over the period and replaced by higher credit quality bonds. In an effort to maintain a low cost of leverage, one series of its variable rate preferred stock was reset into an extended rate mode expiring in December, 2003. Two other series had been previously reset into extended rate mode, expiring in August, 2003. The final series continues to reset on a weekly basis.


--------------------------------------------------------------------------------
2 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-162.2%

Long-Term Municipal Bonds-160.8%
Alabama-9.1%
Huntsville Hlth Care Auth
  (Huntsville Hosp Sys) Ser 02B
  5.75%, 6/01/32(a)..................        A2     $ 8,000     $    8,177,520
Jefferson Cnty Swr Rev
  FGIC Ser 99A
  5.375%, 2/01/36....................       AAA      12,405         14,256,942
Marshall Cnty Hlth Care Auth
  (Marshall Cnty Med Ctr) Ser 02A
  5.75%, 1/01/32.....................        A-       2,500          2,551,750
Marshall Cnty Hlth Care Auth
  (Marshall Cnty Med Ctr) Ser 02D
  5.75%, 1/01/32.....................        A-       3,000          3,064,380
                                                                --------------
                                                                    28,050,592
                                                                --------------
Arizona-0.6%
Mohave Cnty IDA
  (Citizens Utilities) Ser 93B AMT
  5.80%, 11/15/28....................       BBB       2,000          1,790,120
                                                                --------------
Arkansas-2.6%
Arkansas Dev Fin Auth SFMR
  Mtg Rev GNMA Ser 02A
  5.30%, 7/01/34.....................       AAA       7,750          7,988,623
                                                                --------------
California-4.2%
California St
  5.00%, 2/01/32.....................         A       3,250          3,210,675
Los Angeles Regl Arpts Lease Rev
  (Laxfuel Corp) AMBAC Ser 01AMT
  5.50%, 1/01/32.....................       AAA       9,500          9,796,115
                                                                --------------
                                                                    13,006,790
                                                                --------------
Colorado-2.4%
Avon HSG Auth MFHR
  (Buffalo Ridge II Proj)GNMA
  Ser 02A AMT
  5.70%, 10/20/43....................       AAA       4,950          5,140,427
Denver City & Cnty MFHR
  (Clyburn Stapleton Proj)
  GNMA Ser 02 AMT
  5.50%, 12/20/43(a).................       Aaa       2,155          2,196,656
                                                                --------------
                                                                     7,337,083
                                                                --------------


--------------------------------------------------------------------------------
                                     ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 3

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
District of Columbia-2.6%
District of Columbia
  Tobacco Settlement Bonds Ser 01
  6.75%, 5/15/40.....................        A-     $ 4,920     $    4,244,287
District of Columbia Special Tax Rev
  (Gallary Place Proj) Ser 02
  5.40%, 7/01/31.....................       AAA       3,500          3,704,400
                                                                --------------
                                                                     7,948,687
                                                                --------------
Florida-26.9%
Beacon Tradeport Comm Dev Dist
  Ser 02B
  7.25%, 5/01/33.....................        NR      10,000         10,298,200
Brevard Cnty HFA SFMR
  Mtg Rev GNMA Ser 02C AMT
  5.40%, 3/01/33(a)..................       Aaa       4,000          4,082,760
Collier Cnty Comm Fac Dist
  (Fiddler's Creek) Ser 02A
  6.875%, 5/01/33....................        NR      10,120         10,317,441
Collier Cnty Comm Fac Dist
  (Fiddler's Creek) Ser 02B
  6.625%, 5/01/33....................        NR       5,330          5,435,161
Dade Cnty Aviation Rev
  (Miami Int'l Airport) FGIC
  Ser 02 AMT
  5.375%, 10/01/32...................       AAA       6,040          6,263,057
Florida Educ & Athletic Fac Impt Rev
  (FSU Finl Assist) AMBAC Ser 02
  5.00%, 10/01/31....................       AAA       5,000          5,128,050
Florida Hsg Fin Corp Rev MFHR
  (Westminster Apts)FSA
  Ser 02E-1 AMT
  5.40%, 4/01/42.....................       AAA       3,000          3,066,210
Jacksonville Wtr & Swr Sys Rev
  (Jacksonville Elec) MBIA Ser 02A
  5.50%, 10/01/41....................       AAA      20,000         20,897,400
Lee Cnty Arpt Rev
  (Southwest FL Intl) FSA
  Ser 00A AMT
  5.75%, 10/01/22..................         AAA       5,000          5,409,250
  5.75%, 10/01/25..................         AAA       4,500          4,856,535
Lee Cnty Comm Dev
  (Miromar Lakes) Ser 00A
  7.25%, 5/01/12.....................        NR       1,905          2,041,246
Orange Cnty Hlth Facs Auth Rev
  (Orlando Regional) Ser 02
  5.75%, 12/01/32....................        A-       1,400          1,431,990


--------------------------------------------------------------------------------
4 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
Pinellas Cnty HFA SFMR
  Mtg Rev GNMA/FNMA
  Ser 02A AMT
  5.40%, 3/01/32(a)..................       Aaa     $ 1,490     $    1,524,508
West Palm Beach Comm Dev
  (Hamal Dist) Ser 01
  6.75%, 5/01/31.....................        NR       2,460          2,511,414
                                                                --------------
                                                                    83,263,222
                                                                --------------
Georgia-2.5%
Cartersville Dev Auth
  (Anheuser Busch Proj) Ser 02 AMT
  5.95%, 2/01/32.....................        A+       2,510          2,646,042
Georgia HFA SFMR
  Mtg Rev Ser 02A-2 AMT
  5.60%, 12/01/32....................       AAA       4,980          5,130,047
                                                                --------------
                                                                     7,776,089
                                                                --------------
Hawaii-0.8%
Hawaii St Dept Budget & Fin
  XLCA Ser 03B AMT
  5.00%, 12/01/22....................       AAA       2,500          2,517,375
                                                                --------------
Illinois-17.8%
Bolingbrook GO
  FGIC Ser 02A
  5.375%, 1/01/38....................       AAA       5,000          5,241,050
Chicago GO
  FGIC Ser 00
  5.50%, 1/01/40.....................       AAA      14,585         15,468,268
Chicago O'Hare Int'l Arpt Arpt Rev
  (O'Hare Intl Arpt) MBIA Ser 02A AMT
  5.375%, 1/01/32....................       AAA      15,000         15,390,300
Chicago Parking Rev
  (Lakefront Millennium) MBIA Ser 98
  5.125%, 1/01/28....................       AAA       9,000          9,225,540
Chicago Sales Tax Rev
  FGIC Ser 98
  5.25%, 1/01/28.....................       AAA       5,710          5,912,648
Met Pier & Expo Auth Special
  Tax Rev
  (McCormick Place) Ser 02A
  5.25%, 6/15/42.....................       AAA       3,750          3,902,025
                                                                --------------
                                                                    55,139,831
                                                                --------------
Indiana-4.8%
Indiana Hsg Fin Auth SFMR
  Mtg Rev GNMA/FNMA AMT
  5.55%, 7/01/32(a)..................       Aaa       4,310          4,462,359
Indianapolis Pub Improv Bond
  (Wtrwks Proj) MBIA Ser 02A
  5.25%, 7/01/33.....................       AAA      10,000         10,450,200
                                                                --------------
                                                                    14,912,559
                                                                --------------


--------------------------------------------------------------------------------
                                     ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 5

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
Iowa-2.1%
Iowa Dev Fin Auth
  Tobacco Settlement Bonds
  Ser 01B
  5.30%, 6/01/25.....................        A-     $ 5,900     $    4,432,847
Iowa Fin Auth SFMR
  Mtg Rev GNMA/FNMA
  Ser 02A AMT
  5.40%, 7/01/32.....................       AAA       2,190          2,236,165
                                                                --------------
                                                                     6,669,012
                                                                --------------
Louisiana-2.4%
  Calcasieu Parish SFMR
  Mtg Rev GNMA/FNMA Ser 02A
  4.50%, 4/01/33(a)..................       Aaa       1,500          1,597,425
Louisiana Dev Fin Auth
  Tobacco Settlement Bonds
  Ser 01B
  5.50%, 5/15/30.....................         A       3,000          2,426,430
Louisiana Hsg Fin Agy SFMR
  Mtg Rev GNMA Ser 02C AMT
  5.60%, 6/01/33(a)..................       Aaa       3,365          3,473,521
                                                                --------------
                                                                     7,497,376
                                                                --------------
Massachusetts-3.0%
Mass Hlth & Ed Fac Hosp Rev
  (Berkshire Hlth Sys)
  Asset Gty Ser 01E
  5.70%, 10/01/25....................        AA       2,000          2,146,680
Massachusetts Hlth & Ed Fac
  Hosp Rev
  (Cape Cod Healthcare)
  Asset Gty Ser 01E
  5.25%, 11/15/31....................        AA       2,100          2,165,079
Massachusetts Trpk Auth
  (Metro System Hwy)
  AMBAC Ser 99A
  5.00%, 1/01/39.....................       AAA       5,000          5,056,100
                                                                --------------
                                                                     9,367,859
                                                                --------------
Michigan-3.7%
Detroit Loc Dev Fin Auth Tax Incr
  (Daimler/Chrysler Plant) Ser 98A
  5.50%, 5/01/21.....................       BB-       1,705          1,395,900
Michigan Strategic
  (Detroit Edison Co Pj) XLCA
  Ser 02C AMT
  5.45%, 12/15/32....................       AAA       5,000          5,208,500
Saginaw Hosp Fin Auth
  (Covenant Med Ctr) Ser 00F
  6.50%, 7/01/30.....................         A       4,410          4,748,953
                                                                --------------
                                                                    11,353,353
                                                                --------------


--------------------------------------------------------------------------------
6 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
Minnesota-0.4%
Dakota Cnty Comm Dev Agy MFHR
  (Buffalo Ridge Apts) GNMA Ser 02
  5.40%, 7/20/28(a)..................       Aaa     $ 1,265     $    1,311,324
                                                                --------------
Missouri-1.4%
Missouri Hsg Dev Comm SFMR
  Mtg Rev GNMA/FNMA
  Ser 02A-1 AMT
  5.58%, 9/01/32.....................       AAA       4,050          4,206,816
                                                                --------------
Nevada-14.9%
Clark Cnty Arpt Rev
  FGIC Ser 01B
  5.25%, 7/01/34.....................       AAA      11,920         12,237,191
Nevada Dept Bus & Ind Transp Rev
  (Las Vegas Monorail Proj)
  AMBAC Ser 00
  5.625%, 1/01/32....................       AAA      11,720         12,577,670
Reno Special Tax
  FGIC Ser 02
  5.375%, 6/01/32....................       AAA       7,500          7,915,500
Reno Special Tax Rev
  (Retrac Transp Proj) AMBAC
  Ser 02
  5.25%, 6/01/41.....................       AAA       1,000          1,044,720
Truckee Meadows Wtr Auth
  Wtr Rev FSA Ser 01A
  5.25%, 7/01/34.....................       AAA      12,000         12,450,360
                                                                --------------
                                                                    46,225,441
                                                                --------------
New Hampshire-1.7%
New Hampshire Hlth & Ed Fac
  Hosp Rev
  (Covenant Med Ctr) Ser 02
  6.125%, 7/01/31....................        A-       5,000          5,199,950
                                                                --------------
North Dakota-1.2%
North Dakota HFA SFMR
  Mtg Rev Ser 02A AMT
  5.65%, 1/01/34(a)..................       Aa2       3,495          3,625,433
                                                                --------------
Ohio-6.0%
Cleveland-Cuyahoga Cnty Port Auth Rev
  Ser 01
  7.35%, 12/01/31....................        NR       7,800          8,089,380
Ohio HFA SFMR
  Mtg Rev GNMA Ser 00D AMT
  6.05%, 3/01/31(a)..................       Aaa       9,925         10,494,397
                                                                --------------
                                                                    18,583,777
                                                                --------------


--------------------------------------------------------------------------------
                                     ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 7

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
Pennsylvania-5.5%
Pennsylvania Econ Dev Parking FAC
  (30Th St Station Garage Proj)
  ACA Ser 02A AMT
  5.875%, 6/01/33....................         A     $ 2,050     $    2,104,469
Pennsylvania Trpk Comm
  Transp Rev
  AMBAC Ser 01
  5.00%, 7/15/41.....................       AAA       5,000          5,095,700
Philadelphia Hosp Rev
  (Temple Univ Hosp) Ser 93A
  6.625%, 11/15/23...................       BBB       3,000          3,034,920
Southeastern Trans Auth
  FGIC Ser 99A
  4.75%, 3/01/29.....................       AAA       4,000          4,025,720
Washington Cnty Auth Rev
  Capital Funding AMBAC Ser 99
  6.15%, 12/01/29....................       AAA       2,300          2,779,113
                                                                --------------
                                                                    17,039,922
                                                                --------------
Rhode Island-1.6%
Rhode Island
  Tobacco Securitization Bonds
  Ser 02A
  6.125%, 6/01/32....................        A-       5,700          4,836,279
                                                                --------------
South Carolina-0.3%
South Carolina
  Tobacco Settlement Bonds
  Ser 01B
  6.375%, 5/15/30....................        A-       1,000            850,220
                                                                --------------
South Dakota-0.1%
South Dakota
  Tobacco Settlement Bonds
  Ser 02B
  6.50%, 6/01/32.....................         A         500            433,275
                                                                --------------
Texas-19.7%
Bexar Cnty Hsg Fin Corp MFHR
  (Doral Club & Sutton House Apts)
  MBIA Ser 01A
  5.55%, 10/01/36(a).................       Aaa      15,000         15,157,500
Dallas-Fort Worth Int'l Arpt Rev
  FGIC Ser 01 AMT
  5.50%, 11/01/35....................       AAA      10,000         10,342,400
Gulf Coast Waste Disp Auth
  (Anheuser-Busch Proj) Ser 02 AMT
  5.90%, 4/01/36.....................        A+       9,000          9,463,680


--------------------------------------------------------------------------------
8 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
Harris Cnty
  Toll Road Rev FSA Ser 02
  5.125%, 8/15/32....................       AAA     $ 2,500     $    2,567,625
Houston
  (Northeast Wtr Purification Proj)
  FGIC Ser 02
  5.125%, 3/01/32....................       AAA       7,000         7,186,900
San Antonio Arpt Sys Rev
  FGIC Ser 02A AMT
  5.25%, 7/01/27.....................       AAA       6,250          6,322,000
Texas GO
  Ser 02A AMT
  5.50%, 8/01/41.....................        AA       9,470          9,944,826
                                                                --------------
                                                                    60,984,931
                                                                --------------
Utah-0.5%
Utah Hsg Corp MFHR
  Mtg Rev (Bluffs Apts Proj)
  GNMA Ser 02A AMT
  5.60%, 7/20/30(a)..................       Aaa       1,480          1,551,484
                                                                --------------
Virginia-2.8%
  Fauquier Cnty IDA Hosp Rev
  (Fauquier Hospital)
  Asset Gty Ser 02
  5.25%, 10/01/31....................        AA       8,500          8,824,955
                                                                --------------
Washington-9.0%
King Cnty
  Swr Rev FSA Ser 02A
  5.25%, 1/01/32.....................       AAA       3,000          3,113,880
Twenty-Fifth Ave Pptys Dorm Rev.
  (University of WA)
  MBIA Ser 02
  5.25%, 6/01/33.....................       AAA       9,750         10,142,047
Washington HFA SFMR
  Mtg Rev GNMA/FNMA
  Ser 02A AMT
  5.83%, 6/01/29(a)..................       Aaa       9,090          9,484,870
Western Washington University
  Student Rec Fee MBIA Ser 02
  5.00%, 5/01/33.....................       AAA       5,110          5,202,542
                                                                --------------
                                                                    27,943,339
                                                                --------------
Wisconsin-10.2%
Badger Tobacco Asset Sec Corp
  Tobacco Settlement Bonds Ser 02
  6.375%, 6/01/32....................        A-       5,000          4,209,800


--------------------------------------------------------------------------------

                                     ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 9

                                       Standard    Principal
                                       & Poor's       Amount
                                         Rating        (000)             Value
--------------------------------------------------------------------------------
Wisconsin Hlth & Ed Fac Auth
  Hosp Rev (Ministry Hlth Care)
  MBIA Ser 02A
  5.25%, 2/15/32.....................       AAA     $13,615     $   14,023,314
Wisconsin Hsg & Economic Dev Auth
  SFMR Mtg Rev Ser 02A AMT
  5.50%, 9/01/32.....................        AA       7,800          7,976,982
Wisconsin Hsg Auth SFMR
  Mtg Rev MBIA Ser 02A AMT
  5.60%, 5/01/33.....................       AAA       5,000          5,252,000
                                                                --------------
                                                                    31,462,096
                                                                --------------
Total Long-Term Municipal Bonds
  (cost $476,019,264)................                              497,697,813
                                                                --------------
Short-Term Municipal Notes(b)-1.4%
California-0.7%
Los Angeles Dept of Wtr & Pwr FRN DD
  Electric Plant Rev. Bonds
  Ser 2001 B-3
  1.32%, 7/01/34.....................       A-1+      2,000          2,000,000
                                                                --------------
Louisiana-0.4%
East Baton Rouge La PCR
  (Exxon Project) Ser 89
  1.25%, 11/01/19....................       A-1+      1,300          1,300,000
                                                                --------------
New Jersey-0.3%
Port Auth of NY & NJ Port Rev
  (Versatile Structure) Ser 95-3
  1.35%, 6/01/20.....................       A-1+      1,000          1,000,000
                                                                --------------
Total Short-Term Municipal Notes
  (cost $4,300,000)..................                                4,300,000
                                                                --------------
Total Investments-162.2%
  (cost $480,319,264).............                                 501,997,813
Other assets less liabilities-0.8%.                                  2,531,481
Preferred Stock, at redemption
  value-(63.0%) .....................                             (195,000,000)
                                                                --------------
Net Assets Applicable to Common
  Shareholders-100%(c)...............                           $  309,529,294
                                                                --------------


See footnote summary on page 11.


--------------------------------------------------------------------------------
10 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

(a) Moody's or Fitch Rating.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c) Portfolio percentages are calculated based on net assets applicable to common shareholders.
    Glossary of Terms:
    AMBAC American Municipal Bond Assurance Corporation
    AMT   Alternative Minimum Tax - (subject to)
    FGIC  Financial Guaranty Insurance Company
    FNMA  Federal National Mortgage Association
    FSA   Financial Security Assurance, Inc.
    GNMA  Government National Mortgage Association
    GO    General Obligation
    HFA   Housing Finance Authority
    IDA   Industrial Development Authority
    MBIA  Municipal Bond Investors Assurance
    MFHR  Multi-Family Housing Revenue
    NR    Rating not applied for
    SFMR  Single Family Mortgage Revenue
    See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 11

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $480,319,264) .................................     $  501,997,813
Cash ..................................................          1,618,170
Interest receivable....................................          8,279,700
Receivable due from Adviser............................            205,994
Receivable for investment securities sold..............             55,000
Prepaid expenses.......................................            138,131
                                                            --------------
Total assets...........................................        512,294,808
                                                            --------------
Liabilities
Payable for investment securities purchased............          5,687,422
Dividends payable--common shares.......................          1,627,504
Dividends payable--preferred shares....................            196,421
Advisory fee payable....... ...........................            165,085
Accrued expenses and other liabilities.................             89,082
                                                            --------------
Total liabilities......................................          7,765,514
                                                            --------------
Preferred Stock, at redemption value
  $.001 par value per share; 7,800 shares
  Auction Preferred Stock authorized, issued and
  outstanding at $25,000 per share liquidation
  preference...........................................        195,000,000
                                                            --------------
Net Assets Applicable to Common Shareholders...........     $  309,529,294
                                                            --------------
Composition of Net Assets Applicable to
Common Shareholders
Common stock, $.001 par value per share;
  1,999,992,200 shares authorized,
  20,471,667 shares issued and outstanding.............     $       20,472
Additional paid-in capital.............................        290,388,298
Undistributed net investment income....................          1,141,622
Accumulated net realized loss on investment
  transactions ........................................         (3,699,647)
Net unrealized appreciation of investments.............         21,678,549
                                                            --------------
Net Assets Applicable to Common Shareholders...........     $  309,529,294
                                                            --------------
Net Asset Value Applicable to Common Shareholders
 (based on 20,471,667 common shares outstanding).......             $15.12
                                                                    ------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Interest................................                   $    13,539,107
Expenses
Advisory fee                                 $ 1,617,107
Auction Preferred Stock-auction
  agent's fees..........................         263,107
Custodian...............................          77,399
Audit and legal.........................          37,613
Printing................................          15,549
Directors' fees and expenses............          15,000
Registration fees.......................          14,480
Transfer agency.........................           6,899
Miscellaneous...........................          49,672
                                         ---------------
Total expenses..........................       2,096,826
Less: expenses waived by the Adviser
  (see Note B)..........................        (621,969)
                                         ---------------
Net expenses............................                         1,474,857
                                                           ---------------
Net investment income...................                        12,064,250
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
  transactions..........................                        (2,500,249)
Net change in unrealized
  appreciation/depreciation
  of investments........................                         7,913,209
                                                           ---------------
Net gain on investment transactions.....                         5,412,960
                                                           ---------------
Dividends to Auction Preferred
Shareholders from
Net investment income...................                        (1,440,682)
                                                           ---------------
Net Increase in Net Assets Applicable
to Common Shareholders Resulting
from Operations.........................                   $    16,036,528
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 13

STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS



                                            Six Months       January 28,
                                               Ended         2002(a) to
                                          April 30, 2003     October 31,
                                            (unaudited)          2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income................... $    12,064,250   $    14,989,072
Net realized loss on investment
  transactions..........................      (2,500,249)       (1,199,398)
Net change in unrealized
  appreciation/depreciation
  of investments.......................        7,913,209        13,765,340
Dividends to Auction Preferred
Shareholders from
Net investment income..................       (1,440,682)       (1,686,064)
                                         ---------------   ---------------
Net increase in net assets applicable
  to Common Shareholders resulting
  from operations......................       16,036,528        25,868,950
                                         ---------------   ---------------
Dividends to Common Shareholders from
Net investment income..................       (9,764,980)      (13,019,974)
Common Stock Transactions
Net increase...........................               -0-      290,308,765
                                         ---------------   ---------------
Total increase.........................        6,271,548       303,157,741
Net Assets Applicable to Common
Shareholders
Beginning of period                          303,257,746           100,005
                                         ---------------   ---------------
End of period (including undistributed
  net investment income of $283,034
  at October 31, 2002).................  $   309,529,294   $   303,257,746
                                         ---------------   ---------------


(a) Commencement of operations
    See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A
Significant Accounting Policies
Alliance National Municipal Income Fund, Inc. (the "Fund"), was incorporated in the state of Maryland on November 9, 2001 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. Prior to the commencement of operations on January 28, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 6,667 shares in the amount of $100,005 on January 23, 2002. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reporting amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amor-


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 15
tized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

4. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive a portion of its fees or reimburse the Fund for expenses in the amount of 0.25% of the Fund's average daily net assets for the first 5 full years of the Fund's operations, 0.20% of the Fund's average daily net assets in year 6, 0.15% in year 7, 0.10% in year 8, and 0.05% in year 9. For the period ended April 30, 2003, the amount of such fees waived was $621,969.


--------------------------------------------------------------------------------
16 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

Under the term of a Shareholder, Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund.During the period ended April 30, 2003, there was no reimbursement paid to AGIS.

NOTE C
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities................... $    31,253,599   $    27,837,910
U.S. government securities..............              -0-               -0-


At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation..........................     $  23,521,128
Gross unrealized depreciation..........................        (1,842,579)
                                                            -------------
Net unrealized appreciation............................     $  21,678,549
                                                            -------------

NOTE D
Distributions To Common Shareholders
The tax character of distributions to be paid for the year ending October 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid to common shareholders during the fiscal period ended October 31, 2002 were as follows:

                                                                 2002
                                                            -------------
Distributions paid from:
   Ordinary income.....................................     $      26,652
   Tax exempt income...................................        11,365,824
                                                            -------------
Total distributions paid...............................     $  11,392,476(a)
                                                            -------------


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 17

As of October 31, 2002, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:

Undistributed tax exempt income........................     $   2,065,905
Accumulated capital and other losses...................        (1,199,398)(b)
Unrealized appreciation/(depreciation).................        13,765,340
                                                            -------------
Total accumulated earnings/(deficit)...................     $  14,631,847
                                                            -------------

(a) Total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.
(b) On October 31, 2002, the Fund had a net capital loss carryforward of $ 1,199,398, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

NOTE E
CommonStock
The Fund has 1,999,992,200 shares of $.001 par value common stock authorized. There are 20,471,667 shares of common stock outstanding at April 30, 2003, of which the Adviser owns 6,667 shares. In addition to the shares issued to the Adviser, an initial public offering of the Fund's shares resulted in the issuance of 18,900,000 shares. Also, the Fund issued an additional 1,565,000 shares in connection with the exercise by the underwriters of the over-allotment option.

NOTE F
Preferred Stock
The Fund has authorized, issued and outstanding 7,800 shares of Auction Preferred Stock, consisting of 1,950 shares each of Series M, Series T, Series W and Series TH. The preferred shares have a liquidation value of $25,000 per share plus accumulated, unpaid dividends. The dividend rate on the Auction Preferred Stock may change generally every 7 days as set by the auction agent for Series M and T. The dividend rate on the Series M is 1.35% effective through December 15, 2003. The dividend rate on the Series T is 1.15% effective through May 6, 2003. The dividend rate on the Series W is 1.749% effective through August 6, 2003. The dividend rate on the Series TH is 1.698% effective through August 7, 2003.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $25,000 per share plus accumulated, unpaid dividends.

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.


--------------------------------------------------------------------------------
18 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 19

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout The Period


                                                         Six Months  January 28,
                                                              Ended   2002(a) to
                                                     April 30, 2003  October 31,
                                                        (unaudited)         2002
                                                     ---------------------------
Net asset value, beginning of period.................     $14.81      $14.33
                                                     ---------------------------
Income From Investment Operations
Net investment income(b)(c)..........................        .59          .74
Net realized and unrealized gain on investments......        .27          .60
Dividends to preferred shareholders from
  Net investment income
    (common stock equivalent basis)..................       (.07)        (.08)
                                                     ---------------------------
Net increase in net asset value from operations......        .79         1.26
                                                     ---------------------------
Less: Dividends to common shareholders from
  Net investment income .............................       (.48)        (.64)
  Common stock offering costs........................         -0-        (.03)
  Preferred stock offering costs and sales load......         -0-        (.11)
                                                     ---------------------------
  Net asset value, end of period.....................     $15.12       $14.81
                                                     ---------------------------
Market value, end of period..........................     $13.91       $13.48
                                                     ---------------------------
Total Return
Total investment return based on:(d)
  Market value.......................................       6.85%       (5.92)%
  Net asset value....................................       5.67%        8.14%
Ratios/Supplemental Data:
Net assets applicable to common shareholders,
  end of period
  (000's omitted)....................................   $309,529     $303,258
Preferred Stock, at redemption value
  ($25,000 per share
  liquidation preference) (000's omitted)............   $195,000     $195,000

Ratios to average net assets applicable to
  common shareholders of:(e)
  Expenses, net of fee waivers(f)....................       0.75%        0.95%
  Expenses, before fee waivers(f)....................       1.07%        1.33%
  Net investment income, before preferred stock
    dividends(c)(f) .................................       6.18%        6.73%
    Preferred stock dividends........................       0.74%        0.76%
    Net investment income, net of preferred stock
      dividends(c) ..................................       5.44%        5.97%
Portfolio turnover rate..............................          6%          13%
Asset coverage ratio.................................        259%         255%


See footnote summary on page 21.


--------------------------------------------------------------------------------
20 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

(a) Commencement of operations. Net asset value immediately after the closing of the first public offering was $14.30.
(b) Based on average shares outstanding.
(c) Net of fees waived by the Adviser.
(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of the period. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) These expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 21

ADDITIONALINFORMATION
(unaudited)

Supplemental Proxy Information
The Annual Meeting of Shareholders of Alliance National Municipal Income Fund, Inc. was held on March 20, 2003. The description of each proposal and number of shares voted at the meeting are as follows:



                                                                Authority
                                                    Voted For    Withheld
================================================================================
1. To elect Directors:  Class One Directors
                        (term expires 2004)
                        Clifford L. Michel          17,705,838    189,362
                        Donald J. Robinson          17,704,163    191,037
                        John H. Dobkin              17,698,382    196,818

                        Class Two Directors
                        (term expires 2005)
                        William H. Foulk, Jr.       17,701,246    193,594
                        David Dievler               17,691,397    203,803

                        Class Three Director
                        (term expires 2006)
                        John D.Carifa               17,691,397    203,803

2. To elect Directors
   for the Preferred
   stockholders:        Class One Directors
                        (term expires 2004)
                        Clifford L. Michel               6,932         40
                        Donald J. Robinson               6,932         40
                        John H. Dobkin                   6,932         40

                        Class Two Directors
                        (term exires 2005)
                        Dr. James Hester                 6,932         40
                        William H. Foulk, Jr.            6,932         40
                        David Dievler                    6,932         40

                        Class Three Directors
                        (term expires 2006)
                        Ruth Block                       6,932         40
                        John D.Carifa                    6,932         40


--------------------------------------------------------------------------------
22 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

BOARD OF DIRECTORS



John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Robert B. Davidson III, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent,Dividend Paying
Agent and Registrar
Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011


(1) Member of the Audit Committee.

--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 23

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio


Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund

Taxable Bond Funds (continued)
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
24 o ALLIANCE NATIONAL MUNICIPAL INCOME FUND

SUMMARY OF GENERAL
INFORMATION


Shareholder Information
Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction Section of newspapers each day, under the designation "ACMMSI." The Fund's NYSE trading symbol is "AFB". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Bond Funds."

Dividend Reinvestment Plan
A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company at (800) 219-4218.


--------------------------------------------------------------------------------
                                    ALLIANCE NATIONAL MUNICIPAL INCOME FUND o 25

Alliance National Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


NMISR0403


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance National Municipal Income Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003